Related Party Transactions (Disclosure of transactions with key management personnel ) (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Disclosure of transactions between related parties [line items]
Management fees	$ 282,010	$ 269,845
Rent	35,901	32,147
Key management personnel compensation	342,010	334,345
CEO [Member]
Disclosure of transactions between related parties [line items]
Management fees	120,000	109,500
Vehicle expense	18,000	18,000
Rent	24,000	28,500
COO [Member]
Disclosure of transactions between related parties [line items]
Management fees	102,000	92,000
Vehicle expense	18,000	18,000
CFO [Member]
Disclosure of transactions between related parties [line items]
Management fees	$ 60,010	$ 68,345